33. INSURANCE (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Cemig distribuicao [member]
Disclosure of types of insurance contracts [line items]
Maximum indemnity limit	R$ 231
Cemig distribuicao [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Expense arising from other energy distribution equipment	1,000 [1]
Cemig Geracao E Transmissao [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Expense arising from other energy distribution equipment	R$ 1,000

[1]	Maximum indemnity limit: R$231.